Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Total	R$ 5,289	R$ 1,797
Loan [Member] | CEF [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Interest Rate	23.36%
Maturity	2023 years
Total		78
Loan [Member] | Itaú Bank [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Interest Rate	1.10%
Maturity	2023 years
Total		277
Loan [Member] | Santander Bank [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Interest Rate	0.06%
Maturity	2024 years
Total	R$ 4,254
Loan [Member] | Bradesco Bank [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Interest Rate	12.15%
Maturity	2024 years
Total	R$ 343	355
Loan [Member] | BNDES [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Interest Rate	12.27%
Maturity	2024 years
Total	R$ 692	1,087
Financing [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Total		10
Current	4,960	1,138
Non-current	R$ 329	669
Financing [Member] | BNDES - Equipment [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Interest Rate	1.14%
Maturity	2023 years
Total		2
Financing [Member] | BNDES - Equipment [Member]
Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) [Line Items]
Interest Rate	1.14%
Maturity	2023 years
Total		R$ 8